Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share
Schedule of loss per share

	Year ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Net loss for the year attributable to owners of the Company	(606,956)	(1,195,712)	(1,660,566)
Weighted average number of ordinary shares in issue (in’000 shares)	671,197	923,691	939,286
Basic loss per share (RMB yuan)	(0.90)	(1.29)	(1.77)
Diluted loss per share (RMB yuan)	(0.90)	(1.29)	(1.77)
Basic loss per ADS (RMB yuan) (Note)			(5.30)
Diluted loss per ADS (RMB yuan) (Note)			(5.30)